Note 2 - Business Combination (Details Textual)	Dec. 17, 2018 USD ($) $ / shares shares	Oct. 22, 2018 USD ($)	Dec. 31, 2018 USD ($)	Aug. 31, 2018 $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Goodwill, Ending Balance			$ 202,244
Share Price | $ / shares	$ 16.10			$ 17.73
Assets, Total			1,251,878,468		1,232,755,317
Loans and Leases Receivable, Gross, Total			782,027,368		765,283,855	$ 754,283,563
Deposits, Total			1,085,125,458		$ 1,067,985,405
LBC Bancshares, Inc [Member]
Assets, Total			207,000,000
Loans and Leases Receivable, Gross, Total			136,000,000
Deposits, Total			$ 182,000,000
Planters First Bank [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Loans Receivable		$ 20,430,271
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deposit Liabilities		12,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment, Total		772,727
Business Acquisition, Transaction Costs		113,000
Goodwill, Ending Balance		202,244
Business Acquisition, Goodwill, Expected Tax Deductible Amount		$ 202,000
Business Combination, Number of Acquired Receivables		89
Business Combination, Acquired Receivable, Fair Value		$ 20,430,271
Business Combination, Acquired Receivables, Discounted Fair Value Adjustment		319,244
Business Combination, Consideration Transferred, Total		10,237,789
Planters First Bank [Member] | Land [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment, Total		$ 725,000
LBC Bancshares, Inc [Member]
Business Acquisition, Share Price | $ / shares	$ 23.50
Business Acquisition, Number of Shares of Acquiring Entity for Each Share of Acquired Entity | shares	1.3239
Business Acquistion, Percentage of Shares Receiving Stock Consideration	55.00%
Business Acquistion, Percentage of Shares Receiving Cash Consideration	45.00%
Business Acquisition, Minimum Percentage of Merger Consideration Paid in Stock	50.00%
Business Combination, Consideration Transferred, Total	$ 34,100,000